Consolidated Statements of Comprehensive Earnings (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Of Income And Comprehensive Income [Abstract]
Net loss arising during period, tax	$ (7,640)	$ (2,625)	$ (19,734)
Amortization of prior service credit, tax	(493)	(547)	(617)
Amortization of actuarial loss, tax	3,156	5,271	4,437
Amount recognized in net periodic pension cost due to settlement, tax	734	8	44
Amount recognized in net periodic pension cost due to special plan termination benefits, tax	0	0	293
Amortization of terminated value of forward starting interest rate swap agreements into interest expense, tax	$ 178	$ 571	$ 541